Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2014	$ 2,354,073	$ 7,900	$ 2,691,224			$ (607,547)	$ 262,496
Balance, shares at Dec. 31, 2014		7,900,000
Net income	466,753					466,753
Issuance of common shares	10		10
Statutory Reserves					39,923	(39,923)
Foreign currency translation adjustment	(143,434)						(143,434)
Balance at Dec. 31, 2015	2,677,402	$ 7,900	2,691,234		39,923	(180,717)	119,062
Balance, shares at Dec. 31, 2015		7,900,000
Net income	1,009,171					1,009,171
Issuance of common shares	4,687,153		4,687,153
Collection of stock subscription receivable
Statutory Reserves					100,647	(100,647)
Foreign currency translation adjustment	(221,418)						(221,418)
Stock subscription receivable	(927,730)			(927,730)
Distribution in connection with acquisition of a subsidiary	(2,880,000)		(2,880,000)
Liabilities assumed in connection with acquisition of a subsidiary	(91,826)		(91,826)
Balance at Dec. 31, 2016	4,252,752	$ 7,900	4,406,561	(927,730)	140,570	727,807	(102,356)
Balance, shares at Dec. 31, 2016		7,900,000
Net income	115,111					115,111
Issuance of common shares	5,542,047	$ 1,524	5,540,523
Issuance of common shares, shares		1,523,750
Collection of stock subscription receivable	827,730			827,730
Statutory Reserves					19,444	(19,444)
Foreign currency translation adjustment	410,642						410,642
Balance at Dec. 31, 2017	$ 11,148,282	$ 9,424	$ 9,947,084	$ (100,000)	$ 160,014	$ 823,474	$ 308,286
Balance, shares at Dec. 31, 2017		9,423,750